Financial instruments (Details 7) (CHF) In Millions, unless otherwise specified	3 Months Ended	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2014	Jun. 30, 2013
Gains and losses on assets and liabilities
Net realized/unrealized gains/(losses) included in net revenues		667	103
Whereof: Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date		(454)	(976)
Transfers into level 3 assets	1,188	2,819	3,380
Transfers out of level 3 assets	1,928	4,283	5,513
Trading Revenues
Gains and losses on assets and liabilities
Net realized/unrealized gains/(losses) included in net revenues		500	(6)
Whereof: Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date		(528)	(1,079)
Other revenues
Gains and losses on assets and liabilities
Net realized/unrealized gains/(losses) included in net revenues		167	109
Whereof: Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date		74	103